UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23215

HARTFORD FUNDS NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Global Impact NextShares Fund (the “Fund”) is a series of Hartford Funds NextShares Trust (the “Trust”). The Trust is an open-end registered management investment company comprised of one series as of January 31, 2019.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of January 31, 2019, the Fund owned approximately 12.6% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. The Master Portfolio’s Schedule of Investments is included herein.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio
Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.7%
	Australia - 2.1%
69,907	SEEK Ltd.	$866,673

	Bangladesh - 2.7%
227,589	GrameenPhone Ltd.	1,079,518

	Brazil - 6.2%
61,438	Hapvida Participacoes e Investimentos S.A.(1)	576,781
219,175	Kroton Educacional S.A.	686,875
148,574	MRV Engenharia e Participacoes S.A.	611,047
29,372	Pagseguro Digital Ltd. Class A*	633,554

		2,508,257

	Canada - 1.7%
24,203	Brookfield Renewable Partners L.P.(2)	695,540

	China - 2.4%
2,756,792	Huaneng Renewables Corp. Ltd. Class H	794,976
16,034	Sunny Optical Technology Group Co., Ltd.	159,124

		954,100

	Denmark - 1.4%
6,655	Novozymes AS Class B	278,293
3,716	Vestas Wind Systems A/S	307,177

		585,470

	France - 4.3%
14,865	Nexity S.A.	694,265
46,204	Suez	591,520
21,920	Veolia Environnement S.A.	463,074

		1,748,859

	Germany - 1.1%
3,802	LEG Immobilien AG	446,626

	Hong Kong - 1.3%
689,466	Canvest Environmental Protection Group Co., Ltd.	358,477
176,882	China Water Affairs Group Ltd.	188,145

		546,622

	India - 5.0%
50,801	Bharat Financial Inclusion Ltd.*	677,999
72,196	Indiabulls Housing Finance Ltd.	678,016
47,967	Shriram Transport Finance Co., Ltd.	686,747

		2,042,762

	Israel - 1.4%
28,410	Teva Pharmaceutical Industries Ltd.*	565,069

	Japan - 3.0%
6,296	Eisai Co., Ltd.	488,862
25,185	Katitas Co., Ltd.	721,080

		1,209,942

	Kenya - 2.4%
4,189,715	Safaricom plc	991,317

	Luxembourg - 3.6%
2,331	Eurofins Scientific SE	936,800
8,098	Millicom International Cellular S.A.*	507,183

		1,443,983

	Morocco - 1.0%
115,062	PureCircle Ltd.*	384,834

	Netherlands - 6.4%
20,280	Basic-Fit N.V.*(1)	620,436
18,635	Corbion N.V.	527,804
19,578	Koninklijke Philips N.V.	771,864
27,276	Signify N.V.(1)	675,706

		2,595,810

Global Impact Master Portfolio
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	South Africa - 1.0%
46,296	Vodacom Group Ltd.	$421,265

	South Korea - 1.7%
3,503	Samsung SDI Co., Ltd.	707,111

	Spain - 1.0%
4,301	Acciona S.A.	409,515

	Switzerland - 1.9%
11,917	Landis+Gyr Group AG*	769,640

	United Kingdom - 5.2%
22,394	Genus plc	653,820
13,581	Hikma Pharmaceuticals plc	287,319
26,030	Smith & Nephew plc	490,371
155,802	Sophos Group plc(1)	689,868

		2,121,378

	United States - 39.9%
24,236	Advanced Drainage Systems, Inc.	618,018
23,748	Avangrid, Inc.	1,184,313
11,559	Blackbaud, Inc.	827,624
5,708	Boston Properties, Inc. REIT	752,714
4,069	Clean Harbors, Inc.*	240,925
51,824	Covanta Holding Corp.	834,366
17,035	First Solar, Inc.*	861,801
15,101	Instructure, Inc.*	596,943
26,647	Invitae Corp.*	375,190
17,906	Itron, Inc.*	978,205
28,223	Johnson Controls International plc	953,091
74,801	Laureate Education, Inc. Class A*	1,196,816
51,182	Nuance Communications, Inc.*	812,258
35,583	Pattern Energy Group, Inc. Class A	757,206
10,649	Rapid7, Inc.*	427,877
23,023	Sprouts Farmers Market, Inc.*	552,092
8,792	Square, Inc. Class A*	627,309
1,938	Tesla, Inc.*	595,005
2,771	Ubiquiti Networks, Inc.(2)	299,850
7,576	Watts Water Technologies, Inc. Class A	567,215
14,415	Xylem, Inc.	1,027,213
12,945	Zoetis, Inc.	1,115,341

		16,201,372

	Total Common Stocks (cost $40,468,951)	$39,295,663

	Total Long-Term Investments (cost $40,468,951)	$39,295,663

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 3.3%
1,330,845	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	1,330,845

	Securities Lending Collateral - 1.0%
21,396	Citibank NA DDCA, 2.39%, 2/1/2019(3)	21,396
237,676	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)	237,676
94,660	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)	94,660
12,985	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)	12,985
55,458	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	55,458

Global Impact Master Portfolio
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

5,751	Western Asset Institutional Government Class A Fund, Institutional Class, 2.30%(3)		$5,751

			427,926

	Total Short-Term Investments (cost $1,758,771)		$1,758,771

	Total Investments (cost $42,227,722)	101.0%	$41,054,434
	Other Assets and Liabilities	(1.0)%	(418,572)

	Total Net Assets	100.0%	$40,635,862

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $2,562,791, representing 6.3% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

	Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,640,000 BRL	1,783,747	USD	SCB	02/04/19	$36,357	$—
5,990,000 BRL	1,640,242	USD	MSC	02/04/19	1,689	—
1,640,242 USD	5,990,000	BRL	MSC	02/04/19	—	(1,689)
172,872 USD	650,000	BRL	SCB	02/04/19	—	(5,301)
1,521,521 USD	5,990,000	BRL	MSC	02/04/19	—	(120,410)
1,780,101 USD	6,640,000	BRL	SCB	03/06/19	—	(36,628)
1,009,853 USD	72,050,000	INR	MSC	02/28/19	42	—
Total					$38,088	$(164,028)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Global Impact Master Portfolio
Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$866,673	$—	$866,673	$—
Bangladesh	1,079,518	—	1,079,518	—
Brazil	2,508,257	2,508,257	—	—
Canada	695,540	695,540	—	—
China	954,100	—	954,100	—
Denmark	585,470	—	585,470	—
France	1,748,859	591,520	1,157,339	—
Germany	446,626	—	446,626	—
Hong Kong	546,622	358,477	188,145	—
India	2,042,762	—	2,042,762	—
Israel	565,069	—	565,069	—
Japan	1,209,942	—	1,209,942	—
Kenya	991,317	991,317	—	—
Luxembourg	1,443,983	—	1,443,983	—
Morocco	384,834	384,834	—	—
Netherlands	2,595,810	—	2,595,810	—
South Africa	421,265	—	421,265	—
South Korea	707,111	—	707,111	—
Spain	409,515	—	409,515	—
Switzerland	769,640	—	769,640	—
United Kingdom	2,121,378	653,820	1,467,558	—
United States	16,201,372	16,201,372	—	—
Short-Term Investments	1,758,771	1,758,771	—	—
Foreign Currency Contracts(2)	38,088	—	38,088	—

Total	$41,092,522	$24,143,908	$16,948,614	$—

Liabilities
Foreign Currency Contracts(2)	$(164,028)	$—	$(164,028)	$—

Total	$(164,028)	$—	$(164,028)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

1. Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

2. Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At January 31, 2019, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
$ 826,690	$ 427,926	$ 440,273

(1) It is the Master Portfolio’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2) These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral.

(3) U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019.

Global Impact Master Portfolio

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$427,926	$—	$—	$—	$427,926
Total Borrowings	$427,926	$—	$—	$—	$427,926
Gross amount of recognized liabilities for securities lending transactions					$427,926

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS NEXTSHARES TRUST

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)